SAP SE ADRhedged™
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 98.6%
Information Technology — 98.6%
SAP SE, ADR
(Cost $1,031,048) ........................................................................................................ 3,847 $ 1,032,689
Short-Term Investment
— 1.2%
Money Market Funds — 1.2%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.17%
(a)
(Cost $12,075) ........................................................................................................... 12,075 12,075
Total Investments — 99.8%
(Cost $1,043,123) 1,044,764
Assets in excess of Other Liabilities,
Net — 0.2% 1,925
Net Assets — 100% $ 1,046,689
_______________
(a) Reflects the 7-day yield at March 31, 2025.
ADR : American Depositary Receipt
At March 31, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/25 USD 1,029,554 EUR 953,101 $ — $ (11)
CIBC 04/01/25 EUR 953,101 USD 1,031,573 2,029 —
CIBC 04/02/25 EUR 954,398 USD 1,030,996 51 —
Total Unrealized Appreciation/(Depreciation) $ 2,080
$ (11)
* The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
EUR Euro